Description of Organization, Business Operations and Basis of Presentation - Proposed Business Combination (Details) - USD ($)			12 Months Ended
	Dec. 09, 2021	Aug. 04, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate consideration			$ 108,618,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)		$ 10.00
Number of Class A ordinary share in each unit		1
Number of units sold in initial public offering		82,800,000
Proceeds from issuance of shares		$ 828,000,000.0
Cik0001812667 Cc Neuberger Principal Holdings Ii | Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Number of Class A ordinary share in each unit	20,000,000
Aggregate consideration	$ 200,000,000
Number of warrants to purchase shares issued (in shares)	3,750,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB | Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Shares issued to equity holders of Griffey Global	20,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 0.0001
Number of Class A ordinary share in each unit	1
Consideration subscribed in the form of Equity	$ 300,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 10.00
Number of units sold in initial public offering	30,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | Equityholders Of Griffey Global
Subsidiary, Sale of Stock [Line Items]
Aggregate consideration	$ 2,912,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | PIPE Investors
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 10.00
Aggregate consideration	$ 360,000,000
Number of units sold in initial public offering	36,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | New CCNB
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 0.0001
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class A Common Shares | New CCNB | Equityholders Of Griffey Global
Subsidiary, Sale of Stock [Line Items]
Shares issued to equity holders of Griffey Global	65,000,000
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class B Common Shares
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 0.0001
Number of Class A ordinary share in each unit	1
Cik0001812667 Cc Neuberger Principal Holdings Ii | New CCNB Class B Common Shares | New CCNB
Subsidiary, Sale of Stock [Line Items]
Share price (in US$ per share)	$ 0.0001
Forward Purchase Warrants | Cik0001812667 Cc Neuberger Principal Holdings Ii
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued (in shares)	3,750,000